Ordinary share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Ordinary share

During the years ended December 31, 2017 and 2016, there was no movement with the Company’s issued ordinary shares and outstanding shares.

Number of outstanding shares at years end of:

	2017	2016
Shares issued	2,229,609	2,229,609
Less: shares under treasury stock	(167,700)	(167,700)
	2,061,909	2,061,909